Portfolio of Investments
Variable Portfolio – Partners International Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Australia 2.1%
BHP Group Ltd.	73,300	1,822,101
BHP Group Ltd., ADR	57,000	2,852,280
LendLease Group	454,900	2,600,726
Macquarie Group Ltd.	64,100	6,253,611
Santos Ltd.	1,654,500	7,643,038
Woodside Energy Group Ltd.	130,644	2,669,255
Total		23,841,011
Austria 0.1%
ams-OSRAM AG(a)	123,500	768,751
Belgium 1.6%
Anheuser-Busch InBev SA/NV	203,800	9,231,454
Groupe Bruxelles Lambert NV	50,700	3,545,714
KBC Group NV	107,100	5,082,322
Total		17,859,490
Brazil 1.7%
Ambev SA	6,524,900	18,808,975
Canada 0.3%
TFI International, Inc.	41,900	3,791,884
China 2.1%
Alibaba Group Holding Ltd.(a)	997,400	9,953,393
Trip.com Group Ltd., ADR(a)	497,033	13,573,971
Total		23,527,364
Denmark 1.0%
AP Moller - Maersk A/S, Class B	3,544	6,440,258
Danske Bank A/S	398,779	4,963,469
Total		11,403,727
Finland 2.0%
Nokia OYJ	5,371,883	23,061,821
France 12.1%
Accor SA(a)	508,159	10,638,620
Amundi SA	313,633	13,056,821
Bouygues SA	191,190	5,001,246
Capgemini SE	35,200	5,635,539
Cie de Saint-Gobain	69,700	2,492,166
Cie Generale des Etablissements Michelin SCA	631,942	14,159,102
Common Stocks (continued)
Issuer	Shares	Value ($)
Dassault Aviation SA	21,520	2,448,349
Engie SA	912,900	10,507,378
Publicis Groupe SA	173,135	8,203,603
Rexel SA(a)	1,248,194	18,706,385
Sanofi	296,384	22,568,610
SCOR SE	178,394	2,579,110
Societe Generale SA	162,600	3,215,595
TotalEnergies SE	162,700	7,633,003
Ubisoft Entertainment SA(a)	76,700	2,107,910
Veolia Environnement SA	399,640	7,637,993
Total		136,591,430
Germany 9.5%
Allianz SE, Registered Shares	40,300	6,348,635
BASF SE	423,431	16,250,606
Bayer AG, Registered Shares	62,000	2,856,622
Covestro AG	524,334	14,991,584
Daimler Truck Holding AG(a)	450,669	10,188,487
Deutsche Boerse AG	34,700	5,688,259
Deutsche Post AG	211,711	6,380,897
Fresenius Medical Care AG & Co. KGaA	270,133	7,610,462
HeidelbergCement AG	130,500	5,155,293
Infineon Technologies AG	229,300	5,018,009
SAP SE	107,900	8,793,329
Siemens AG, Registered Shares	135,173	13,212,198
Siemens Energy AG	254,450	2,801,689
Talanx AG	63,400	2,245,036
Total		107,541,106
Hong Kong 2.2%
CK Asset Holdings Ltd.	780,500	4,685,644
CK Hutchison Holdings Ltd.	1,408,900	7,757,754
Galaxy Entertainment Group Ltd.	2,145,000	12,608,079
Total		25,051,477
Variable Portfolio – Partners International Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.5%
AIB Group PLC	2,021,000	4,918,304
Bank of Ireland Group PLC	924,379	5,928,954
Ryanair Holdings PLC, ADR(a)	7,900	461,518
Smurfit Kappa Group PLC	217,100	6,208,887
Total		17,517,663
Isle of Man 0.2%
Entain PLC	170,400	2,037,382
Israel 0.5%
Check Point Software Technologies Ltd.(a)	53,400	5,981,868
Italy 0.8%
Enel SpA	1,553,490	6,371,212
Prysmian SpA	76,900	2,202,715
Total		8,573,927
Japan 17.6%
Astellas Pharma, Inc.	533,400	7,066,109
Bridgestone Corp.	47,400	1,532,959
Denka Co., Ltd.	118,300	2,601,322
FANUC Corp.	32,600	4,577,507
Fujitsu Ltd.	46,200	5,065,924
Fukuoka Financial Group, Inc.	314,000	5,592,085
Hitachi Ltd.	172,400	7,336,672
Honda Motor Co., Ltd.	136,700	2,967,182
Iida Group Holdings Co., Ltd.	219,400	2,969,879
Isuzu Motors Ltd.	1,076,200	11,900,019
Kirin Holdings Co., Ltd.	330,600	5,093,140
Komatsu Ltd.	894,900	16,294,616
Kyocera Corp.	131,600	6,629,842
Mitsui & Co., Ltd.	140,100	2,981,297
MS&AD Insurance Group Holdings, Inc.	127,100	3,365,954
Nintendo Co., Ltd.	188,000	7,582,849
Olympus Corp.	177,700	3,418,545
ORIX Corp.	529,300	7,414,992
Panasonic Holdings Corp.	526,500	3,697,104
Rakuten Group, Inc.	899,300	3,848,545
Resona Holdings, Inc.	1,937,450	7,090,021
SBI Holdings, Inc.	272,200	4,884,646
Sega Sammy Holdings, Inc.	181,400	2,470,585
Common Stocks (continued)
Issuer	Shares	Value ($)
Seven & I Holdings Co., Ltd.	280,400	11,263,678
Sony Group Corp.	155,200	9,997,125
Square Enix Holdings Co., Ltd.	70,600	3,042,947
Subaru Corp.	543,500	8,213,559
Sumitomo Mitsui Financial Group, Inc.	397,600	11,022,060
T&D Holdings, Inc.	268,300	2,550,201
Takeda Pharmaceutical Co., Ltd.	322,600	8,377,214
Toray Industries, Inc.	1,176,400	5,790,045
Toshiba Corp.	157,900	5,625,233
Toyota Industries Corp.	152,600	7,289,813
Total		199,553,669
Netherlands 6.0%
AerCap Holdings NV(a)	146,700	6,209,811
ArcelorMittal SA	523,381	10,414,399
ASML Holding NV	12,900	5,344,200
CNH Industrial NV	443,600	4,964,885
EXOR NV	32,900	2,111,314
Heineken Holding NV	104,220	7,134,759
ING Groep NV	1,333,979	11,430,102
Koninklijke Philips NV	117,035	1,801,930
NXP Semiconductors NV	29,800	4,395,798
Randstad NV	335,706	14,489,359
Total		68,296,557
Norway 0.8%
Aker BP ASA	87,204	2,503,151
DNB Bank ASA	325,300	5,161,882
Mowi ASA	109,700	1,395,333
Total		9,060,366
Singapore 1.4%
DBS Group Holdings Ltd.	697,900	16,144,778
South Korea 2.1%
POSCO Holdings, Inc.	46,984	6,853,449
POSCO Holdings, Inc., ADR	200	7,322
Samsung Electronics Co., Ltd.	204,400	7,505,415
Shinhan Financial Group Co., Ltd.	399,670	9,283,994
Shinhan Financial Group Co., Ltd., ADR	15,057	346,311
Total		23,996,491

2	Variable Portfolio – Partners International Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.8%
CaixaBank SA	2,801,976	9,024,816
Sweden 1.1%
Essity AB, Class B	259,900	5,134,792
Husqvarna AB, Class B	153,200	849,247
Investor AB, Class B	232,500	3,392,460
Volvo AB, B Shares	224,300	3,174,063
Total		12,550,562
Switzerland 8.7%
ABB Ltd.	273,000	7,048,704
Alcon, Inc.	27,200	1,579,924
Cie Financiere Richemont SA, Class A, Registered Shares	56,200	5,305,023
Credit Suisse Group AG, Registered Shares	921,300	3,644,280
Julius Baer Group Ltd.	57,471	2,507,980
Nestlé SA, Registered Shares	122,200	13,216,825
Novartis AG, Registered Shares	178,229	13,587,642
Roche Holding AG, Genusschein Shares	89,250	29,053,800
UBS AG	1,551,054	22,502,637
Total		98,446,815
Taiwan 1.6%
Hon Hai Precision Industry Co., Ltd.	5,499,000	17,608,443
United Kingdom 19.1%
Ashtead Group PLC	118,800	5,335,288
Aviva PLC	1,890,401	8,107,630
Barclays Bank PLC	3,059,458	4,868,011
Barratt Developments PLC	441,600	1,668,992
BP PLC	1,523,800	7,281,312
Bunzl PLC	154,900	4,732,657
Burberry Group PLC	84,100	1,679,939
DCC PLC	106,094	5,509,739
Glencore PLC	985,600	5,179,345
GSK PLC	386,100	5,576,330
HSBC Holdings PLC	1,893,281	9,803,146
HSBC Holdings PLC, ADR	78,996	2,059,426
Imperial Brands PLC	56,000	1,151,521
Inchcape PLC	308,600	2,336,723
Informa PLC	699,100	3,995,986
Common Stocks (continued)
Issuer	Shares	Value ($)
J. Sainsbury PLC	5,488,492	10,628,922
John Wood Group PLC(a)	4,398,515	6,211,667
Kingfisher PLC	1,829,700	4,453,888
Legal & General Group PLC	1,181,100	2,819,263
Liberty Global PLC, Class C(a)	253,400	4,181,100
Linde PLC	23,200	6,254,488
Lloyds Banking Group PLC	14,735,100	6,660,094
Melrose Industries PLC	2,273,330	2,541,965
NatWest Group PLC	2,263,723	5,638,307
NatWest Group PLC, ADR	122,191	609,733
Persimmon PLC	212,500	2,906,208
Reckitt Benckiser Group PLC	206,378	13,679,043
Shell PLC, ADR	359,653	17,896,333
Smith & Nephew PLC	475,300	5,486,287
Standard Chartered PLC	1,325,719	8,291,783
TechnipFMC PLC(a)	1,389,134	11,752,074
Tesco PLC	7,500,886	17,215,073
Travis Perkins PLC	835,926	7,175,617
Unilever PLC	214,700	9,433,887
Vodafone Group PLC	2,205,129	2,467,979
Total		215,589,756
Total Common Stocks (Cost $1,460,778,468)		1,096,630,129

Preferred Stocks 0.8%
Issuer	Shares	Value ($)
Germany 0.8%
Volkswagen AG	72,219	8,824,583
Total Preferred Stocks (Cost $18,421,613)		8,824,583

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	13,326,624	13,319,961
Total Money Market Funds (Cost $13,320,026)		13,319,961
Total Investments in Securities (Cost $1,492,520,107)		1,118,774,673
Other Assets & Liabilities, Net		12,361,824
Net Assets		$1,131,136,497

Variable Portfolio – Partners International Value Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	24,605,917	131,772,218	(143,059,762)	1,588	13,319,961	(4,092)	120,678	13,326,624
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners International Value Fund | Third Quarter Report 2022

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3QT7056_12_A01_(11/22)